60875  4/00

Prospectus Supplement
dated April 10, 2000 to:
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THE GEORGE PUTNAM FUND OF BOSTON (the "fund")
to Prospectuses dated November 30, 1999

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officers and the Core Fixed Income Team of Putnam Management have primary responsibility for the day-to-day management of the fund's portfolio. The following officers' length of service to the fund and their experience as portfolio managers or investment analysts over at least the last five years are also shown.

Manager                  Since      Experience
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David L. King            2000       1983 - Present       Putnam Management
Managing Director
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Jeanne L. Mockard        2000       1990 - Present       Putnam Management
Senior Vice President
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James M. Prusko          1998       1992 - Present       Putnam Management
Senior Vice President
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